UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)     (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 29

Date of reporting period: July 1, 2019 - June 30, 2020

THE CANNABIS ETF Proxy Votes
Valens Groworks Corp.
Security	91913D106		Meeting Type	Annual and Special
Ticker Symbol	VGW		Meeting Date	9/22/2019
Record Date	8/20/2019
Item	Proposal	Type	Vote		Mgt. Rec
1	To set the number of Directors at Six.	Management	For		For
2	DIRECTOR	Management	For All		For
3	Appointment of Davidson & Company LLP, as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration	Management	For		For
4	To ratify and approve certain amendments to the 4 stock option plan	Management	For		For
5	To ratify and approve the Advance Notice Policy	Management	For		For

Aphria Inc.
Security	03765K		Meeting Type	Annual
Ticker Symbol	APHA		Meeting Date	11/14/2019
Record Date	10/4/2019
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
2	Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For

FIRE & FLOWER HOLDINGS CORP.
Security	318108		Meeting Type	Annual and Special
Ticker Symbol	FAF CN		Meeting Date	11/19/2019
Record Date	11/15/2019
Item	Proposal	Type	Vote		Mgt. Rec
1	To fix the number of directors of the Corporation to be elected at the Meeting at seven (7).	Management	For		For
2	DIRECTOR	Management	For All		For
3
Re-appointment of PricewaterhouseCoopers LLP as auditors of the Corporation for the ensuing year and authorizing the board of directors of the Corporation to fix their remuneration and terms of engagement.
		Management	For		For
4
To consider and, if thought advisable, to pass, with or without amendment, an ordinary resolution approving, confirming and ratifying the Corporation's amended and restated option plan as well as all unallocated options, rights and entitlements thereunder.
		Management	For		For
5
To consider and, if thought advisable, to pass, with or without amendment, an ordinary resolution approving, ratifying and confirming an amendment to by-law no. 1 of the Corporation to remove restrictions with respect to the location of the registered office of the Corporation.
		Management	For		For

AURORA CANNABIS INC.
Security	05156X		Meeting Type	Annual
Ticker Symbol	ACB		Meeting Date	11/8/2019
Record Date	9/10/2019
Item	Proposal	Type	Vote		Mgt. Rec
1	To Set the Number of Directors at Eight (8).	Management	For		For
2	DIRECTOR	Management	For All		For
3	Appointment of KPMG LLP as Auditors of the Corporation for the ensuing year.	Management	For		For
4
To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on executive compensation, as more particularly described in the accompanying Information Circular.
		Management	For		For

Tilray Inc.
Security		88688T		Meeting Type	Special
Ticker Symbol		TLRY		Meeting Date	12/6/2019
Record Date		10/31/2019
Item	Proposal		Type	Vote		Mgt. Rec
1
To consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger and Reorganization, dated as of September 9, 2019 ("Merger Agreement") by and among Company, Privateer Holdings, Inc. ("Privateer"), and Down River Merger Sub, LLC, a copy of which is attached as Annex A to the proxy statement/prospectus/information statement, and the transactions contemplated thereby, including the merger, the issuance of shares of Company's Class 1 common stock & Class 2 common stock to Privateer's stockholders and option holders.
			Management	For		For
2	To approve the amended and restated certificate of incorporation of the Company in the form attached as Annex B to the proxy statement/prospectus/information statement.		Management	For		For
3
To consider and, if necessary, vote upon an adjournment of the Company's Special Meeting of Stockholders to solicit additional proxies if there are not sufficient votes in favor of Proposal Nos. 1 and 2.
			Management	For		For

The Supreme Cannabis Company, Inc.
Security		86860J		Meeting Type	Annual and Special
Ticker Symbol		FIRE CN		Meeting Date	12/9/2019
Record Date		10/30/2019
Item	Proposal		Type	Vote		Mgt. Rec
1	DIRECTOR Michael La Brier Navdeep Dhaliwal Ronald Factor Colin Moore Kenneth McKinnon		Management	For All		For
2	To appoint KPMG LLP, as the auditors of the Company for the ensuing year and authorize the directors to fix their remuneration and the terms of their engagement.		Management	For		For
3
To consider and, if thought advisable, to pass an ordinary resolution ratifying and approving the Company's omnibus long-term incentive plan, to become effective if, and at such time following the date of the Meeting, as the board of directors of the Company so determine, as more particularly described in the accompanying management information circular.
			Management	For		For

Weedmd Inc.
Security		948525		Meeting Type	Special
Ticker Symbol		WMD CN		Meeting Date	2/4/2020
Record Date		12/30/2019
Item	Proposal		Type	Vote		Mgt. Rec
1
To approve an ordinary resolution to approve the issuance and sale by the Corporation of 23,079,763 common shares to 2437653 Ontario Inc. (the "LiUNA Shareholder"), a company controlled by the LiUNA Pension Fund of Central and Eastern Canada, to be issued pursuant to the automatic exercise of subscription receipts (the "Subscription Receipts") held by the LiUNA Shareholder, for aggregate gross proceeds to the Corporation of $25,000,000, and, in connection therewith, specifically approve the creation of the LiUNA Shareholder as a "Control Person" of the Corporation, in accordance with the applicable policies of the TSX Venture Exchange.
			Management	For		For
2
To approve, in connection with the exercise of the Subscription Receipts into common shares of the Corporation, an ordinary resolution to approve certain board nomination rights and voting covenants pursuant to a nomination rights and voting agreement with certain shareholders of the Corporation.
			Management	For		For

ORGANIGRAM HOLDINGS INC.
Security	68620P		Meeting Type	Annual and Special
Ticker Symbol	OGI US		Meeting Date	2/25/2020
Record Date	1/17/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For		For
	Peter Amirault	Management	For		For
	Greg Engel	Management	For		For
	Dexter John	Management	For		For
	Geoffrey Machum	Management	For		For
	Ken Manget	Management	For		For
	Sherry Porter	Management	For		For
	Stephen A. Smith	Management	For		For
	Derrick West	Management	For		For
2	Appointment of Deloitte LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For
3	To approve a special resolution approving the articles of amendment of the Company as more fully described in the Company's 2020 management information circular.	Management	For		For
4	To approve an ordinary resolution confirming the Amended and Restated By-Law No. 1 of the Company as more fully described in the Company's 2020 management information circular.	Management	For		For
5	To approve an ordinary resolution ratifying the adoption of a new omnibus equity incentive plan for the Company as more fully described in the Company's 2020 management information circular.	Management	For		For

Perkinelmer, Inc.
Security	714046		Meeting Type	Annual
Ticker Symbol	PKI		Meeting Date	4/28/2020
Record Date	2/28/2020
Item	Proposal	Type	Vote		Mgt. Rec
1A	Election of Director: Peter Barrett	Management	For		For
1B	Election of Director: Samuel R. Chapin	Management	For		For
1C	Election of Director: Sylvie Grégoire, PharmD	Management	For		For
1D	Election of Director: Alexis P. Michas	Management	For		For
1E	Election of Director: Prahlad R. Singh, PhD	Management	For		For
1F	Election of Director: Michel Vounatsos	Management	For		For
1G	Election of Director: Frank Witney, PhD	Management	For		For
1H	Election of Director: Pascale Witz	Management	For		For
2	To ratify the selection of Deloitte & Touche LLP as PerkinElmer's independent registered public accounting firm for the current fiscal year.	Management	For		For
3	To approve, by non-binding advisory vote, our executive compensation.	Management	For		For

Growgeneration Corp
Security	39986L		Meeting Type	Annual
Ticker Symbol	GRWG		Meeting Date	5/11/2020
Record Date	3/12/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Michael Salaman
Darren Lampert
Stephen Aiello
Sean Stiefel
Paul Ciasullo
2
To approve and ratify the appointment of Plante & Moran, PLLC as the Company's independent registered public accounting firm to audit the Company's financial statements as of December 31, 2020 and for the fiscal years then ending.
		Management	For		For
3	To approve and ratify the amendment and restatement of the Company's 2018 Equity Incentive Plan to increase the number of shares issuable thereunder from 2,500,000 to 5,000,000.	Management	For		For

GW Pharmaceuticals PLC
Security	39986L		Meeting Type	Annual
Ticker Symbol	GWPH		Meeting Date	5/26/2020
Record Date	3/31/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	To re-elect Dr. Geoffrey W. Guy as a Director	Management	For		For
2	To re-elect Cabot Brown as a Director	Management	For		For
3	To approve the 2020 Long Term Incentive Plan	Management	For		For
4	To approve the 2020 Long Term Incentive Plan	Management	For		For
5	To approve the compensation of the Company's named executive officers	Management	For		For
6	To ratify the appointment of Deloitte and Touche LLP as the Company's US public accounting firm	Management	For		For
7	To re-appoint Deloitte LLP as the UK Auditor	Management	For		For
8	To authorise the Directors to determine the Auditors' remuneration	Management	For		For
9
To receive, consider and adopt the Directors' and Auditors' Reports and Statement of Accounts for the 12-month period ended 31 December 2019 and note that the Directors do not recommend the payment of a dividend
		Management	For		For
10	To authorise the Directors to allot shares pursuant to Section 551 of the Companies Act 2006 (the "2006 Act") such authority to be valid up to 26 May 2021	Management	For		For
11	Subject to the passing of Resolution 10, to authorise the Directors to allot equity securities, under Section 570 of the 2006 Act as if Section 561(1) of the 2006 Act did not apply to such allotment	Management	For		For

Corbus Pharmaceuticals Holdings, Inc.
Security	21833P		Meeting Type	Annual
Ticker Symbol	CRBP		Meeting Date	5/20/2020
Record Date	4/1/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Yuval Cohen
Alan Holmer
David P. Hochman
Avery W. Catlin
Peter Salzmann
John Jenkins
Rachelle Jacques
2	Ratification of EisnerAmper LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	Management	For		For
3	Approval, on an advisory basis, of the executive compensation of the Company's named executive officers.	Management	For		For
4	To vote, on an advisory basis, on how often the Company will conduct an advisory vote on executive compensation.	Management	1 YEAR		1 YEAR

CaraTherapeutics, inc.
Security	140755		Meeting Type	Annual
Ticker Symbol	CARA		Meeting Date	6/4/2020
Record Date	4/15/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Derek Chalmers PhD, DSc
Martin Vogelbaum
2	Advisory vote to approve the compensation of our named executive officers.	Management	For		For
3	Advisory vote to approve the frequency of future non-binding advisory votes to approve the compensation of our named executive officers.	Management	1 YEAR		1 YEAR
4	Ratification of the appointment of Ernst & Young LLP as the registered public accounting firm for the fiscal year ending December 31, 2020.	Management	For		For

Greenlane Holdgins, Inc.
Security	395330		Meeting Type	Annual
Ticker Symbol	GNLN		Meeting Date	6/4/2020
Record Date	4/20/2020
Item	Proposal	Type	Vote		Mgt. Rec
1A	Election of Director: Aaron LoCascio	Management	For		For
1B	Election of Director: Adam Schoenfeld	Management	For		For
1C	Election of Director: Neil Closner	Management	For		For
1D	Election of Director: Richard Taney	Management	For		For
1E	Election of Director: Jeff Uttz	Management	For		For
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2020.	Management	For		For

Valens Groworks Corp.
Security	91913D		Meeting Type	Annual and Special
Ticker Symbol	VLNS CN		Meeting Date	6/12/2020
Record Date	5/6/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	To set the number of Directors at 7.	Management	For		For
2	DIRECTOR
	A. Tyler Robson	Management	For		For
	Ashley McGrath	Management	For		For
	Nitin Kaushal	Management	For		For
	Deepak Anand	Management	For		For
	Karin A. McCaskill	Management	For		For
	Andrew Cockwell	Management	For		For
	Renee Merrifield	Management	For		For
3	Appointment of KPMG LLP, Chartered Accountants as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For
4
To consider and, if deemed advisable, to pass a special resolution, with or without variation, to approve the filing of Articles of Continuance by the Company under the Canada Business Corporations Act (CBCA) under the name "The Valens Company Inc.", or such other name as may be approved by the board of directors of the Company, so that the Company will become a federal corporation governed by the CBCA, and to approve the adoption of a general by-law of the Company effective upon such continuance.
		Management	For		For
5
To consider and, if deemed advisable, to pass an ordinary resolution, with or without variation, to approve the Advance Notice By-Law of the Company relating to the advance notice of nominations of directors, to be effective upon completion of the Continuance.
		Management	For		For
6	To consider and, if deemed advisable, to pass an ordinary resolution, with or without variation, to approve the adoption of the Company's omnibus long-term incentive plan.	Management	For		For

Fire & Flower Holdings Corp.
Security	318108		Meeting Type	Annual and Special
Ticker Symbol	FAF CN		Meeting Date	6/15/2020
Record Date	5/11/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	To set the number of Directors at 7.	Management	For		For
2	DIRECTOR
	Harvey Shapiro	Management	For		For
	Trevor Fencott	Management	For		For
	Norman Inkster	Management	For		For
	Sharon Ranson	Management	For		For
	Donald Wright	Management	For		For
	Avininder Grewal	Management	For		For
	Jeremy Bergeron	Management	For		For
3	Appointment of PricewaterhouseCoopers LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For
4
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving, the proposed issuance of 8,200 8.0% $1,000 principal amount secured convertible debentures of the Corporation upon the conversion of 8,200 subscription receipts, as more particularly described in the accompanying information circular dated May 11, 2020 (the "Circular").
		Management	For		For
5
To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution authorizing and approving, the proposed issuance of up to 5,650,000 common shares in satisfaction of interest payable on up to 28,000 8.0% $1,000 principal amount secured convertible debentures of the Corporation, as more particularly described in the Circular.
		Management	For		For

Cronos Group Inc.
Security	22717L		Meeting Type	Annual and Special
Ticker Symbol	CRON		Meeting Date	6/25/2020
Record Date	4/27/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Jason Adler
Jody Begley
Bronwen Evans
Murray Garnick
Michael Gorenstein
Heather Newman
James Rudyk
2
Adoption of an advisory (non-binding) resolution approving the compensation of the Company's named executive officers as disclosed in the accompanying proxy statement of the Company dated April 28, 2020 (the "Proxy Statement").
		Management	For		For
3	Adoption of an advisory (non-binding) resolution on the frequency of future "say on pay" votes as described in the accompanying Proxy Statement.	Management	1 year		1 year
4	Adoption of an ordinary resolution to approve the 2020 Omnibus Equity Incentive Plan of the Company, as described in the accompanying Proxy Statement.	Management	For		For
5
Adoption of a special resolution authorizing the Company to make an application for the continuance of the Company from the laws of the Province of Ontario to the laws of the Province of British Columbia and approving the notice of articles and articles of the continued company, as described in the accompanying Proxy Statement.
		Management	For		For
6	Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the board of directors of the Company to fix their remuneration.	Management	For		For

Village Farm International, Inc.
Security	92707Y		Meeting Type	Annual and Special
Ticker Symbol	VFF		Meeting Date	6/25/2020
Record Date	5/13/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Michael A. DeGiglio
John P. Henry
David Holwinski
John R. McLernon
Stephen C. Ruffini
Christopher C. Woodward
2	Appointment of PricewaterhouseCoopers LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For
3
Ratify amendments to By-Law of the Company to increase the quorum for any meeting of shareholders of the Company to two persons present at the opening of the meeting who are entitled to vote and who hold or represent not less than 33 1/3% of the outstanding shares entitled to vote.
		Management	For		For

Aleafia Health INC.
Security	01444Q		Meeting Type	Annual and Special
Ticker Symbol	AH CN		Meeting Date	6/30/2020
Record Date	5/21/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	To set the number of Directors at six (6).	Management	For		For
2	DIRECTOR	Management	For All		For
Lea M. Ray
Mark Sandler
Daniel Milliard
Loreto Grimaldi
Rhonda Lawson
Glenn Washer
3	Appointment of Manning Elliott LLP, Chartered Professional Accountants, as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Management	For		For
4
Approving an ordinary resolution, substantially in the form set out in the accompanying management information circular, confirming amendments to By-law No. 1A, a by-law relating generally to the transaction of the business and affairs of the Company.
		Management	For		For
5	Approving an ordinary resolution, substantially in the form set out in the accompanying management information circular, approving amendments to the Company's existing restricted share unit plan.	Management	For		For
6	Approving an ordinary resolution, substantially in the form set out in the accompanying management information circular, approving a new deferred share unit plan for directors.	Management	For		For

New Age Beverages Corporation
Security	64157V		Meeting Type	Annual
Ticker Symbol	NBEV		Meeting Date	6/24/2020
Record Date	5/14/2020
Item	Proposal	Type	Vote		Mgt. Rec
1	DIRECTOR	Management	For All		For
Gregory Fea
Brent D. Willis
Timothy J. Haas
Ed Brennan
Reginald Kapteyn
Amy Kuzdowicz
Alicia Syrett
2	To approve the reincorporation of the Company from the State of Washington to the State of Delaware.	Management	For		For
3	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020	Management	For		For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 5, 2020